Securities	12 Months Ended
Dec. 31, 2016
Cash and Cash Equivalents [Abstract]
Securities
(2)	Securities:

Securities, which consist of debt and equity investments, have been classified in the consolidated balance sheets according to management’s intent. The carrying amount of securities and their estimated fair values follow:

	December 31, 2016
		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Restricted:
FHLB stock	$4,428	—	—	4,428

Available for Sale:
U.S. Treasury securities	$2,000	1	—	2,001
U.S. Agency securities	83,667	983	(638)	84,012
Tax free municipal bonds	33,004	1,081	(174)	33,911
Taxable municipal bonds	2,720	17	(10)	2,727
Trust preferred securities	1,634	183	—	1,817
Mortgage-backed securities:
GNMA	19,490	175	(109)	19,556
FNMA	40,754	176	(577)	40,353
FHLMC	6,831	12	(84)	6,759
Non-Agency CMOs	3,786	—	(208)	3,578
AGENCY CMOs	14,765	74	(73)	14,766

	$208,651	2,702	(1,873)	209,480

	December 31, 2015
		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Restricted:
FHLB stock	$4,428	—	—	4,428

Available for Sale:
U.S. Treasury Securities	$2,001	—	(1)	2,000
U.S. Agency Securities	91,694	1,727	(488)	92,933
Tax free municipal bonds	42,237	2,481	(59)	44,659
Taxable municipal bonds	6,190	52	(65)	6,177
Trust preferred securities	1,617	248	—	1,865
Mortgage-backed securities:
GNMA	29,990	239	(239)	29,990
FNMA	28,189	266	(152)	28,303
FHLMC	8,113	24	(51)	8,086
Non-Agency CMOs	3,828	—	(174)	3,654
AGENCY CMOs	19,570	71	(131)	19,510

	$233,429	5,108	(1,360)	237,177

The scheduled maturities of debt securities available for sale at December 31, 2016, were as follows:

		Estimated
	Amortized	Fair
	Cost	Value
Due within one year	$6,605	6,615
Due in one to five years	13,913	14,067
Due in five to ten years	32,611	32,744
Due after ten years	13,022	13,603

	66,151	67,029
Amortizing agency bonds	56,874	57,439
Mortgage-backed securities	85,626	85,012

Total unrestricted securities available for sale	$208,651	209,480

The scheduled maturities of debt securities available for sale at December 31, 2015, were as follows:

		Estimated
	Amortized	Fair
	Cost	Value
Due within one year	$—	—
Due in one to five years	17,939	18,304
Due in five to ten years	42,151	42,793
Due after ten years	22,702	24,088

	82,792	85,185
Amortizing agency bonds	60,947	62,449
Mortgage-backed securities	89,690	89,543

Total unrestricted securities available for sale	$233,429	237,177

The estimated fair value and unrealized loss amounts of temporarily impaired investments as of December 31, 2016, are as follows:

	Less than 12 months		12 months or longer		Total
	Estimated	Unrealized	Estimated	Unrealized	Estimated	Unrealized
	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses
Available for sale
U.S. Agency debt securities	$41,963	(597)	3,459	(41)	45,422	(638)
Taxable municipals	1,347	(10)	—	—	1,347	(10)
Tax free municipals	7,369	(174)	—	—	7,369	(174)
Mortgage-backed securities:
GNMA	6,151	(62)	3,861	(47)	10,012	(109)
FNMA	28,950	(577)	—	—	28,950	(577)
FHLMC	6,217	(84)	—	—	6,217	(84)
Non-Agency CMOs	—	—	3,578	(208)	3,578	(208)
AGENCY CMOs	7,144	(73)	—	—	7,144	(73)

Total Available for Sale	$99,141	(1,577)	10,898	(296)	110,039	(1,873)

The estimated fair value and unrealized loss amounts of temporarily impaired investments as of December 31, 2015, are as follows:

	Less than 12 months		12 months or longer		Total
	Estimated	Unrealized	Estimated	Unrealized	Estimated	Unrealized
	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses
Available for sale
U.S. Treasury securities	$2,000	(1)	—	—	2,000	(1)
U.S. Agency debt securities	26,499	(203)	16,224	(285)	42,723	(488)
Taxable municipals	2,159	(32)	1,887	(33)	4,046	(65)
Tax free municipals	—	—	3,878	(59)	3,878	(59)
Mortgage-backed securities:
GNMA	10,840	(105)	11,508	(134)	22,348	(239)
FNMA	11,484	(87)	3,036	(65)	14,520	(152)
FHLMC	7,336	(51)	—	—	7,336	(51)
NON-AGENCY CMOs	—	—	3,654	(174)	3,654	(174)
AGENCY CMOs	9,781	(90)	1,991	(41)	11,772	(131)

Total Available for Sale	$70,099	(569)	42,178	(791)	112,277	(1,360)

Management evaluates securities for other-than-temporary impairment at least on a quarterly basis, and more frequently when economic or market concerns warrant such evaluations. Management gives consideration to (1) the length of time and the extent to which the fair value has been less than cost, (2) the financial condition and near-term prospects of the issuer, and (3) the intent and ability of the Company to retain its investment in the issuer for a period of time sufficient to allow for any anticipated recovery in fair value.

At December 31, 2016, the Company has 73 securities with unrealized losses. Management believes these unrealized losses relate to changes in interest rates and not credit quality. Management also believes the Company has the ability to hold these securities until maturity or for the foreseeable future and therefore no declines are deemed to be other than temporary.

The carrying value of the Company’s investment securities may decline in the future if the financial condition of issuers deteriorates and management determines it is probable that the Company will not recover the entire amortized cost bases of the securities. As a result, there is a risk that other-than-temporary impairment charges may occur in the future.

In June of 2008, the Company purchased $2.0 million par value of a private placement subordinated debenture issued by First Financial Services Corporation (“FFKY”), the holding Company for First Federal Savings Bank (“First Fed”). The debenture is a thirty-year security with a coupon rate of 8.00%. FFKY is a NASDAQ listed commercial bank holding company located in Elizabethtown, Kentucky. In October of 2010, FFKY informed the owners of its subordinated trust, including the Company, that it was deferring the dividend payments for up to five years as prescribed by the trust agreement.

At September 30, 2013, the Company recognized a $400,000 impairment charge related to management’s financial analysis of the issuing institution, and our opinion that it would be unable to make dividend payments after the five-year extension expired. In January 2015, Your Community Bankshares (“YCB”) purchased FFKY. In September of 2016, Wesbanco (“WSBC”) closed on its purchase of YCB. WSBC is a $9.8 billion institution headquartered in West Virginia. WSBC has assumed the debt originally issued by FFKY, and all interest is now current. The Company is currently accreting the $400,000 impairment charge back into income.

During 2016, the Company sold investment securities classified as available for sale for proceeds of $19.0 million resulting in gross gains of $690,000 and gross losses of $78,000. During 2015, the Company sold investment securities classified as available for sale for proceeds of $84.9 million resulting in gross gains of $1,274,000 and gross losses of $583,000. During 2014, the Company sold investment securities classified as available for sale for proceeds of $75.3 million resulting in gross gains of $788,000 and gross losses of $210,000.

As part of its normal course of business, the Bank holds significant balances of municipal and other deposits that require the Bank to pledge investment instruments as collateral. At December 31, 2016, the Bank pledged investments with a book value of $125.6 million and a market value of approximately $128.4 million to various municipal entities as required by law. In addition, the Bank has provided $45.6 million of letters of credit issued by the Federal Home Loan Bank of Cincinnati to collateralize municipal deposits. The collateral for these letters of credit are the Bank’s one to four family loan portfolio.